Investments in Associates	6 Months Ended
Jun. 30, 2021
Descrption Of Accounting Policy For Investments In Associates [Abstract]
INVESTMENTS IN ASSOCIATES

5. INVESTMENTS IN ASSOCIATES

The Group holds 32.7% equity ownership interest in companies registered in Lebanon as shown below, the investments in associated companies are accounted for using the equity method:

	Country of incorporation	Ownership
		30 June 2021	31 December 2020

Star Rock SAL Lebanon	Lebanon	32.7%	32.7%
Sina SAL Lebanon	Lebanon	32.7%	32.7%
Silver Rock SAL Lebanon	Lebanon	32.7%	32.7%
Golden Rock SAL Lebanon	Lebanon	32.7%	32.7%

Movement on investments in associates is as follows:

	30 June 2021	31 December 2020
	USD ’000	USD ’000

Opening balance	11,583	13,062
Share of associated companies’ financial results	35	(79)
Investment properties’ fair value adjustment	(1,091)	(1,902)
Foreign exchange gain arising from revaluation of associated companies	1,314	-
Reversal of provision for contingent liabilities	-	502
Share of profit (loss) from associates	258	(1,479)
	11,841	11,583

The associates’ main business is investing in investment properties located in Beirut, Lebanon. The investment properties of the associates are stated at fair value to bring the associated companies’ accounting policies in line with that of the Group’s. The fair values of the investment properties have been determined by management and in doing so, management has considered valuation performed by third party specialist. The valuation model used was in accordance with that recommended by the International Valuation Standards Committee. The investment properties are valued using the sales comparison approach. Under the sales comparison approach, a property’s fair value is estimated based on comparable transactions. The sales comparison approach is based upon the principle of substitution under which a potential buyer will not pay more for the property than it will cost to buy a comparable substitute property. The unit of comparison applied by the Group is the price per square meter (sqm) which represents the significant unobservable input used in the valuation process.

All the investment properties generated rental income during the current period and the prior years.

The sensitivity of the Group’s interim condensed consolidated statement of income for the six months periods ended 30 June 2021 and 2020 to the change in the price used for the valuation of the investment properties owned by the associates was as follows:

	%	Impact on interim condensed consolidated statement of income for the increase in price per square meter	Impact on interim condensed consolidated statement of income for the decrease in price per square meter
		USD ’000	USD ’000

30 June 2021	+/- 20	3,796	(3,796)
30 June 2020	+/- 20	2,757	(2,757)